CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	9 Months Ended
Sep. 30, 2020 USD ($)
Statement of Cash Flows [Abstract]
Pre-tax gain from remeasurement of investment at fair value	$ 268